Debt (Details)										1 Months Ended										6 Months Ended
	Apr. 29, 2015 USD ($) Vessel Subsidiary	Jun. 12, 2014 USD ($) Subsidiary	May. 22, 2014 USD ($) Vessel Subsidiary	Mar. 19, 2014 USD ($) Vessel Subsidiary	Apr. 02, 2013 USD ($)	Mar. 28, 2013 Vessel Subsidiary	Jun. 28, 2012 USD ($) Vessel Subsidiary	Aug. 24, 2011 USD ($) Vessel Subsidiary Tranche	Mar. 16, 2011 USD ($) Subsidiary Tranche	Jun. 30, 2015 USD ($) Vessel	May. 31, 2015 Vessel	Mar. 31, 2015	Feb. 28, 2015 Vessel	Dec. 31, 2014 USD ($)	Aug. 31, 2014	Jun. 30, 2014	Feb. 28, 2014	Jan. 31, 2014	Oct. 31, 2012	Jun. 30, 2015 USD ($) Vessel Subsidiary Loan	Jul. 24, 2014 USD ($) Vessel
Debt Instrument [Line Items]
Number of loan facilities | Loan																				6
Summary of Long-Term Debt [Abstract]
Total long-term debt										$ 326,931,970										$ 326,931,970
Current portion of long-term debt										(26,592,598)				$ (19,394,928)						(26,592,598)
Non-current portion of long-term debt										300,339,372				185,333,340						300,339,372
Future minimum repayments [Abstract]
2015										13,296,295										13,296,295
2016										32,342,595										32,342,595
2017										45,842,595										45,842,595
2018										56,022,595										56,022,595
2019										31,422,595										31,422,595
2020										17,492,595										17,492,595
2021										119,787,700										119,787,700
2022										10,725,000										10,725,000
Total long-term debt										326,931,970										$ 326,931,970
Number of vessels under construction | Vessel																				4
Number of subsidiaries entered into capital lease arrangement | Subsidiary																				2
Senior debt outstanding repaid																				$ 17,900,000
Long term debt financial covenants [Abstract]
Required minimum solvency covenant (in hundredths)																				30.00%
Debt instrument corporate leverage (in hundredths)																				75.00%
Outstanding debt (in hundredths)																				5.00%
Required minimum cash balance										17,700,000										$ 17,700,000
Minimum net worth required										150,000,000										$ 150,000,000
Minimum ratio of EBITDA plus a portion of cash in excess of our minimum liquidity to total interest expense																				2.25
Minimum [Member]
Long term debt financial covenants [Abstract]
Required value maintenance covenant (in hundredths)																				125.00%
Maximum [Member]
Long term debt financial covenants [Abstract]
Required value maintenance covenant (in hundredths)																				150.00%
First ABN AMRO Facility [Member]
Summary of Long-Term Debt [Abstract]
Total long-term debt										6,000,000										$ 6,000,000
Future minimum repayments [Abstract]
Total long-term debt										6,000,000										$ 6,000,000
Number of subsidiaries entered into a long term loan facility agreement | Subsidiary									3
Credit facility									$ 40,500,000
Number of tranches | Tranche									3
Amount drawn down from loan facility									$ 32,000,000
Remaining amount no longer available for borrowing									$ 8,500,000
Number of subsidiaries entered into capital lease arrangement | Subsidiary						2
Number of vessels under senior debt outstanding | Vessel						2
Senior debt outstanding repaid					$ 17,900,000
Number of subsidiary remains with debt outstanding | Subsidiary																				1
Maturity date																				Dec. 31, 2018
First ABN AMRO Facility [Member] | LIBOR [Member]
Future minimum repayments [Abstract]
Basis spread on variable rate (in hundredths)									3.25%
Second ABN AMRO Facility [Member]
Summary of Long-Term Debt [Abstract]
Total long-term debt										51,910,000										$ 51,910,000
Future minimum repayments [Abstract]
Total long-term debt										51,910,000										$ 51,910,000
Number of subsidiaries entered into a long term loan facility agreement | Subsidiary	2							2
Credit facility	$ 10,000,000							$ 48,900,000
Number of vessels under construction | Vessel	2							2
Number of tranches | Tranche								6
Maturity date																				Dec. 31, 2018
Second ABN AMRO Facility [Member] | LIBOR [Member]
Future minimum repayments [Abstract]
Basis spread on variable rate (in hundredths)								3.20%			4.50%
DVB Bank Facility [Member]
Summary of Long-Term Debt [Abstract]
Total long-term debt										83,780,000										$ 83,780,000
Future minimum repayments [Abstract]
Total long-term debt										83,780,000										83,780,000
Number of subsidiaries entered into a long term loan facility agreement | Subsidiary	5						5
Credit facility	$ 15,000,000						$ 81,850,000
Number of vessels under construction | Vessel	5						2
DVB Bank Facility [Member] | LIBOR [Member]
Future minimum repayments [Abstract]
Basis spread on variable rate (in hundredths)											4.50%
Joint Debt Facility [Member]
Summary of Long-Term Debt [Abstract]
Total long-term debt										134,781,970										134,781,970
Future minimum repayments [Abstract]
Total long-term debt										134,781,970										$ 134,781,970
Number of subsidiaries entered into a long term loan facility agreement | Subsidiary				8
Credit facility				$ 172,000,000																	$ 225,300,000
Increase in credit facility																					$ 53,300,000
Number of vessels under construction | Vessel				8																4
Number of vessels acquired | Vessel																					3
Amount undrawn on facility of debt										93,500,000				$ 0						$ 93,500,000
NIBC Bank Facility [Member]
Summary of Long-Term Debt [Abstract]
Total long-term debt										12,435,000										12,435,000
Future minimum repayments [Abstract]
Total long-term debt										12,435,000										$ 12,435,000
Number of subsidiaries entered into a long term loan facility agreement | Subsidiary		1
Credit facility		$ 13,500,000
Maturity date																				Dec. 31, 2021
NIBC Bank Facility [Member] | LIBOR [Member]
Future minimum repayments [Abstract]
Basis spread on variable rate (in hundredths)																2.90%
CACIB Bank Facility [Member]
Summary of Long-Term Debt [Abstract]
Total long-term debt										38,025,000										$ 38,025,000
Future minimum repayments [Abstract]
Total long-term debt										$ 38,025,000										$ 38,025,000
Number of subsidiaries entered into a long term loan facility agreement | Subsidiary			2
Credit facility			$ 39,000,000
Number of vessels under construction | Vessel			2
Tranche I [Member] | DVB Bank Facility [Member]
Future minimum repayments [Abstract]
Maturity date																				Dec. 31, 2019
Tranche I [Member] | DVB Bank Facility [Member] | LIBOR [Member]
Future minimum repayments [Abstract]
Basis spread on variable rate (in hundredths)																			3.75%
Tranche I [Member] | Joint Debt Facility [Member]
Future minimum repayments [Abstract]
Maturity date																				Dec. 31, 2021
Tranche I [Member] | Joint Debt Facility [Member] | LIBOR [Member]
Future minimum repayments [Abstract]
Basis spread on variable rate (in hundredths)															2.95%
Tranche I [Member] | CACIB Bank Facility [Member]
Future minimum repayments [Abstract]
Maturity date																				Dec. 31, 2021
Tranche I [Member] | CACIB Bank Facility [Member] | LIBOR [Member]
Future minimum repayments [Abstract]
Basis spread on variable rate (in hundredths)														3.05%
Tranche II [Member] | DVB Bank Facility [Member]
Future minimum repayments [Abstract]
Maturity date																				Dec. 31, 2021
Tranche II [Member] | DVB Bank Facility [Member] | LIBOR [Member]
Future minimum repayments [Abstract]
Basis spread on variable rate (in hundredths)																		2.45%
Tranche II [Member] | Joint Debt Facility [Member]
Future minimum repayments [Abstract]
Maturity date																				Dec. 31, 2021
Tranche II [Member] | Joint Debt Facility [Member] | LIBOR [Member]
Future minimum repayments [Abstract]
Basis spread on variable rate (in hundredths)															2.95%
Tranche II [Member] | CACIB Bank Facility [Member]
Future minimum repayments [Abstract]
Maturity date																				Dec. 31, 2022
Tranche II [Member] | CACIB Bank Facility [Member] | LIBOR [Member]
Future minimum repayments [Abstract]
Basis spread on variable rate (in hundredths)												3.05%
Tranche III [Member] | DVB Bank Facility [Member]
Future minimum repayments [Abstract]
Maturity date																				Dec. 31, 2021
Tranche III [Member] | DVB Bank Facility [Member] | LIBOR [Member]
Future minimum repayments [Abstract]
Basis spread on variable rate (in hundredths)																	2.45%
Tranche III [Member] | Joint Debt Facility [Member]
Future minimum repayments [Abstract]
Maturity date																				Dec. 31, 2021
Tranche III [Member] | Joint Debt Facility [Member] | LIBOR [Member]
Future minimum repayments [Abstract]
Basis spread on variable rate (in hundredths)																2.95%
Tranche IV [Member] | Joint Debt Facility [Member]
Future minimum repayments [Abstract]
Number of vessels under construction | Vessel													2
Maturity date																				Dec. 31, 2021
Tranche IV [Member] | Joint Debt Facility [Member] | LIBOR [Member]
Future minimum repayments [Abstract]
Basis spread on variable rate (in hundredths)													3.15%
Tranche V [Member] | Joint Debt Facility [Member]
Future minimum repayments [Abstract]
Maturity date																				Dec. 31, 2021
Tranche V [Member] | Joint Debt Facility [Member] | LIBOR [Member]
Future minimum repayments [Abstract]
Basis spread on variable rate (in hundredths)													3.15%
Tranche VI [Member] | Joint Debt Facility [Member]
Future minimum repayments [Abstract]
Number of vessels under construction | Vessel											2
Maturity date																				Dec. 31, 2021
Tranche VI [Member] | Joint Debt Facility [Member] | LIBOR [Member]
Future minimum repayments [Abstract]
Basis spread on variable rate (in hundredths)											3.15%
Tranche VII [Member] | Joint Debt Facility [Member]
Future minimum repayments [Abstract]
Number of vessels under construction | Vessel										2
Maturity date																				Dec. 31, 2021
Tranche VII [Member] | Joint Debt Facility [Member] | LIBOR [Member]
Future minimum repayments [Abstract]
Basis spread on variable rate (in hundredths)										3.15%
Tranche VIII [Member] | Joint Debt Facility [Member] | LIBOR [Member]
Future minimum repayments [Abstract]
Basis spread on variable rate (in hundredths)										3.15%